Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

Note 18 – Related party transactions

a)	Related parties

Name of related parties	Relationship with the Company
Dong Hu	Chief Executive Officer (CEO) and Chief Financial Officer (CFO) of the Company
Hong Kong Dewang Limited	Wholly owned by Zhengqian Jiang, father-in-law of Dong Hu
Zhejiang Wansi Computer Manufacturing Company Limited	68% owned by Aiqun Jiang, spouse of Dong Hu
Hangzhou Yibang Zhiyang Technology Co., Ltd.	Controlled by Dong Hu
Top Max Limited	Controlled by Dong Hu
Shubo Qian	Brother-in-law of Dong Hu
Jun Hu	Sister of Dong Hu
Hangzhou Yiquansheng Communication Technology Co., Ltd.	Controlled by Dong Hu

b)	Operating leases with related parties

The Company leases office space from Zhejiang Wansi Computer Manufacturing Company Limited under non-cancellable operating lease agreements with lease terms ranging from one to seven years. Lease expense from this related party for the years ended December 31, 2023, 2022 and 2021 amounted to US$28,924, US$44,230 and US$31,647, respectively. The balance of operating lease right-of-use assets and lease liabilities, including the current and non-current portion, associated with this related party, was US$31,197 and US$31,197 as of December 31, 2023, and US$17,533 and US$17,533 as of December 31, 2022, respectively.

The Company leases office space from Hangzhou Yiquansheng Communication Technology Co., Ltd. under non-cancellable operating lease agreements with lease terms of 31 months. Lease expense from this related party for the years ended December 31, 2023, 2022 and 2021 amounted to US$495,133, US$557,968, and US$378,652, respectively. The balance of operating lease right-of-use assets and lease liabilities, including the current and non-current portion, associated with this related party, was nil and nil as of December 31, 2023, and US$501,607 and US$266,034 as of December 31, 2022, respectively.